SHARE OPTION PLAN (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Granted (in shares)	0
Unrecognized compensation costs related to non-vested options granted	$ 0	$ 29,100